                             AETNA GROWTH PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

                                                                    NBAMTAAG1296

                                GROWTH PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

                                                                    NBAMT0221296

PORTFOLIO MANAGER'S COMMENTARY
Neuberger&Berman Advisers Management Trust

--------------------------------------------------------------------------------

          Growth Portfolio
   During 1996 three of our best performing sectors were financial services, technology and restaurants. One of the best performers was CKE Restaurants, which was taken over by new management about a year and a half ago. CKE's earnings have outperformed the estimates as a result of a good advertising campaign, updated menu selections and remodeling many of their restaurants.
   The technology sector provided some winners during the year. In particular, Intel provided a contribution to the Portfolio in the third quarter. Its success can be partly attributed to continued demand by end-users in combination with lower prices. The second largest position in this industry at year end was KLA, a company that makes test equipment for semiconductor companies. KLA's earnings held up well during the year. Seagate, a disc drive company, also helped the Portfolio. Seagate was able to reduce costs, and benefit from continued end-user demand.
   In the third quarter, the Portfolio seized an opportunity to purchase Philip Morris at a low relative valuation after a federal court decertified a class action suit brought by smokers seeking damages. This case sets a precedent in the industry and may influence future class-action suits.
   In the consumer/retail sector, we added Staples to our Portfolio. Staples is a leading factor in the office superstore segment. We believe that the pending merger with Office Depot will create significant cost savings, which we believe should enhance earnings growth over the next two years.
   Two lagging sectors during the year were communications and healthcare. These two sectors comprised about 8%-10% of the Portfolio during most of the year. Cable stocks went through their lowest valuations in 1996 due to worries about competition from the satellite industry. As a result, the Portfolio reduced its positions in TCI and sold out of Time Warner. One exception was UK Cable, a telephone, cable and Internet company based in the United Kingdom. They recently consolidated with Comcast, forming Comcast UK Cable Partners Ltd., which we believe should help the company's valuations.
   The Portfolio increased its exposure to HMOs during the year. Overall, this industry did not contribute positively to the Portfolio. Exceptions were PacifiCare, a Medicare HMO, and United Healthcare, a conventional HMO. Both of these positions were added to and have experienced an upswing since June 30. While enrollment in HMOs continues to rise, their challenge will be to manage rising costs in a flat premium environment.

Mark Goldstein

Shares of the separate Portfolios of Neuberger&Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Government Income, Growth, Limited Maturity Bond, Liquid Asset and Partners Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. The views of the portfolio manager expressed in this report are as of the date written above. The manager's views are subject to change at any time based on market and other conditions.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Growth Portfolio

         EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return(1)
                                 Growth Portfolio    S&P 500(2)
1 Year                                     +9.14%       +22.90%
5 Year                                     +9.83%       +15.18%
10 Year                                   +11.43%       +15.23%
Life of Fund                              +12.82%       +16.71%
                                 Growth Portfolio       S&P 500
12/31/86                              $ 10,000.00   $ 10,000.00
1987                                   $ 9,510.79   $ 10,517.93
1988                                  $ 11,980.94   $ 12,253.07
1989                                  $ 15,511.64   $ 16,123.74
1990                                  $ 14,241.73   $ 15,621.55
1991                                  $ 18,475.99   $ 20,360.44
1992                                  $ 20,238.50   $ 21,909.45
1993                                  $ 21,612.91   $ 24,107.89
1994                                  $ 20,534.81   $ 24,435.17
1995                                  $ 27,050.00   $ 33,584.85
1996                                  $ 29,522.64   $ 41,275.73

   The inception date of Growth Portfolio (the "Fund") is 9/10/84.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not guarantee future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The S&P "500" Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc.-Registered Trademark- and include reinvestment of all dividends and capital gain distributions. The Series invests in many securities not included in the above-described index.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Growth Portfolio

                                                     December 31,
                                                         1996
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $ 568,638,635
      Receivable for Trust shares sold                    143,653
                                                    --------------
                                                      568,782,288
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                 2,246,358
      Payable to administrator (Note B)                   146,450
      Accrued expenses                                     38,633
                                                    --------------
                                                        2,431,441
                                                    --------------
NET ASSETS at value                                 $ 566,350,847
                                                    --------------

NET ASSETS consist of:
      Par value                                     $      21,972
      Paid-in capital in excess of par value          437,461,187
      Accumulated net realized gains on investment     48,914,122
      Net unrealized appreciation in value of
       investment                                      79,953,566
                                                    --------------
NET ASSETS at value                                 $ 566,350,847
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                     21,972,189
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $25.78
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Growth Portfolio

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1996
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $ 3,526,733
                                                    ------------
    Expenses:
      Administration fee (Note B)                     1,693,719
      Shareholder reports                                98,797
      Legal fees                                         54,093
      Trustees' fees and expenses                        23,824
      Custodian fees                                     10,000
      Auditing fees                                       5,270
      Registration and filing fees                        5,107
      Miscellaneous                                       9,141
      Expenses from Series (Notes A & B)              3,304,696
                                                    ------------
        Total expenses                                5,204,647
                                                    ------------
        Net investment loss                          (1,677,914)
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM SERIES (NOTE A)
    Net realized gain on investment securities       51,132,307
    Change in net unrealized appreciation of
     investment securities                           (2,450,589)
                                                    ------------
        Net gain on investments from Series (Note
        A)                                           48,681,718
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $47,003,804
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Growth Portfolio

                                                   Year Ended
                                                  December 31,
                                              1996            1995
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income (loss)          $  (1,677,914)  $     180,873
    Net realized gain on investments
     from Series (Note A)                    51,132,307      48,306,527
    Change in net unrealized
     appreciation of investments from
     Series (Note A)                         (2,450,589)     79,634,763
                                          -----------------------------
    Net increase in net assets resulting
     from operations                         47,003,804     128,122,163
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                      (208,432)       (950,674)
    Net realized gain on investments        (48,772,973)    (12,739,035)
                                          -----------------------------
    Total distributions to shareholders     (48,981,405)    (13,689,709)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               216,117,604     257,029,821
    Proceeds from reinvestment of
     dividends and distributions             48,981,405      13,689,709
    Payments for shares redeemed           (234,592,420)   (216,638,062)
                                          -----------------------------
    Net increase from Trust share
     transactions                            30,506,589      54,081,468
                                          -----------------------------
NET INCREASE IN NET ASSETS                   28,528,988     168,513,922
NET ASSETS:
    Beginning of year                       537,821,859     369,307,937
                                          -----------------------------
    End of year                           $ 566,350,847   $ 537,821,859
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of year     $          --   $     131,858
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                      8,632,606      10,957,477
    Issued on reinvestment of dividends
     and distributions                        1,975,853         657,211
    Redeemed                                 (9,433,775)     (8,997,021)
                                          -----------------------------
    Net increase in shares outstanding        1,174,684       2,617,667
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Growth Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Growth Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The predecessors of the Funds were converted into the Funds after the close of business on April 28, 1995 (the "conversion"); these conversions were approved by the shareholders of the predecessors of the Funds in August 1994. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Growth Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1996). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. For the year ended December 31, 1996, the Fund hereby designates $13,978 as a capital gain distribution for the purpose of the dividend paid deduction.

Neuberger&Berman Advisers Management Trust                     December 31, 1996
--------------------------------------------------------------------------------
          Growth Portfolio

5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of .30% of the Fund's average daily net assets and indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series). Prior to conversion, the predecessor of the Fund paid to Management for investment advisory and administrative services a fee at the annual rate of .70% of the first $250 million of its average daily net assets, .675% of the next $250 million, .65% of the next $250 million, .625% of the next $250 million, and
 .60% of its average daily net assets in excess of $1 billion.
   On April 16, 1993, the shareholders of the Trust adopted a distribution plan ("Plan") which provided that the predecessor to the Trust, on behalf of any of its series, could reimburse Management after each calendar quarter for certain distribution expenses in an amount not to exceed .25%, on an annual basis, of that series' average daily net assets as of the close of such calendar quarter. The Plan became effective on May 1, 1993, was implemented on November 1, 1993, and was terminated on April 30, 1995. Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund, as it was for its predecessor prior to the conversion. For the year ended December 31, 1996, no reimbursement to the Fund was required.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, is less than .01% of the Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1996, additions and reductions in the Fund's investment in its Series amounted to $182,852,512 and $263,927,424, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Growth Portfolio
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                        Year Ended December 31,
                                            1996(2)     1995(2)      1994        1993        1992        1991        1990
                                            -------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $25.86      $20.31      $ 24.28     $ 23.27     $ 21.47     $ 16.82     $ 20.28
                                            -------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income (Loss)              (.07)        .01          .07         .13         .21         .31         .43
    Net Gains or Losses on Securities
     (both realized
     and unrealized)                          2.34        6.26        (1.11)       1.42        1.82        4.64       (2.04)
                                            -------------------------------------------------------------------------------
      Total From Investment Operations        2.27        6.27        (1.04)       1.55        2.03        4.95       (1.61)
                                            -------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                  (.01)       (.05)        (.12)       (.17)       (.23)       (.30)       (.29)
    Distributions (from capital gains)       (2.34)       (.67)       (2.81)       (.37)         --          --       (1.56)
                                            -------------------------------------------------------------------------------
      Total Distributions                    (2.35)       (.72)       (2.93)       (.54)       (.23)       (.30)      (1.85)
                                            -------------------------------------------------------------------------------
Net Asset Value, End of Year                $25.78      $25.86      $ 20.31     $ 24.28     $ 23.27     $ 21.47     $ 16.82
                                            -------------------------------------------------------------------------------
Total Return(3)                              +9.14%     +31.73%       -4.99%      +6.79%      +9.54%     +29.73%      -8.19%
                                            -------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                              $566.4      $537.8      $ 369.3     $ 366.5     $ 304.8     $ 228.9     $ 118.8
                                            -------------------------------------------------------------------------------
    Ratio of Expenses to Average Net
     Assets                                    .92%        .90%         .84%        .81%        .82%        .86%        .91%
                                            -------------------------------------------------------------------------------
    Ratio of Net Investment Income
     (Loss) to Average
     Net Assets                               (.30%)       .04%         .26%        .52%        .92%       1.43%       2.12%
                                            -------------------------------------------------------------------------------
    Portfolio Turnover Rate(4)                  --           9%          46%         92%         63%         57%         76%
                                            -------------------------------------------------------------------------------


                                           1989        1988        1987

Net Asset Value, Beginning of Year        $ 16.20     $ 12.86     $ 15.21

Income From Investment Operations
    Net Investment Income (Loss)              .43         .32         .34
    Net Gains or Losses on Securities
     (both realized
     and unrealized)                         4.24        3.02        (.96)

      Total From Investment Operations       4.67        3.34        (.62)

Less Distributions
    Dividends (from net investment
     income)                                 (.27)         --        (.48)
    Distributions (from capital gains)       (.32)         --       (1.25)

      Total Distributions                    (.59)         --       (1.73)

Net Asset Value, End of Year              $ 20.28     $ 16.20     $ 12.86

Total Return(3)                            +29.47%     +25.97%      -4.89%

Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                            $  92.8     $  48.7     $  33.8

    Ratio of Expenses to Average Net
     Assets                                   .97%        .92%        .89%

    Ratio of Net Investment Income
     (Loss) to Average
     Net Assets                              2.10%       2.12%       2.05%

    Portfolio Turnover Rate(4)                105%         95%         87%


SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Growth Portfolio
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown.
4)The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for the periods ending after April 28, 1995, are included elsewhere in AMT Growth Investments' Financial Highlights.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Growth Portfolio

   We have audited the accompanying Statement of Assets and Liabilities of Growth Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust (the "Trust"), as of December 31, 1996, and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets for each of the two years in the period then ended, and the Financial Highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 27, 1997

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------
          AMT Growth Investments

 Number                                       Market
of Shares                                    Value(1)
---------                                  ------------
           COMMON STOCKS (99.3%)
CHEMICALS (1.7%)
   55,000  Hercules Inc.                   $  2,378,750
    5,000  SGL Carbon (Ordinary Shares)         630,361
   25,000  SGL Carbon ADR                     1,046,875(2)
  150,000  UCAR International                 5,643,750(2)
                                           ------------
                                              9,699,736
                                           ------------
COMMUNICATIONS (7.9%)
  375,000  Airtouch Communications            9,468,750(2)
6,810,000  Australis Media (Ordinary
           Shares)                              784,874(2)
  530,000  Comcast Corp. Class A Special      9,440,625
  625,000  Comcast UK Cable Partners
           Limited                            8,515,625(2)
  270,000  ECI Telecommunications             5,737,500
  390,000  International CableTel             9,847,500(2)
   90,000  Tele-Communications, Inc.
           Class A                            1,175,625(2)
                                           ------------
                                             44,970,499
                                           ------------
CONSUMER GOODS & SERVICES (7.5%)
  455,000  Authentic Fitness                  5,460,000
  471,000  CUC International                 11,186,250(2)
  145,000  Luxottica Group ADR                7,540,000
  435,000  Nu-Kote Holding                    4,458,750(2)
   80,000  Philip Morris                      9,010,000
  305,000  Regis Corp.                        4,956,250
                                           ------------
                                             42,611,250
                                           ------------
DRUGS & HEALTH CARE (13.9%)
  450,000  Coventry Corp.                     4,169,531(2)
   99,000  HCIA, Inc.                         3,415,500(2)
  715,000  Healthsource Inc.                  9,384,375(2)
  260,000  Nellcor Puritan Bennett            5,687,500(2)
  100,000  PacifiCare Health Systems
           Class B                            8,525,000(2)
   95,000  R.P. Scherer                       4,773,750(2)
  105,000  Sierra Health Services             2,585,625(2)
  145,000  Teva Pharmaceutical ADR            7,286,250

 Number                                       Market
of Shares                                    Value(1)
---------                                  ------------
  305,000  United Healthcare               $ 13,725,000
   81,000  Warner-Lambert                     6,075,000
  205,000  Watson Pharmaceuticals             9,212,188(2)
  115,000  Wellpoint Health Networks          3,953,125(2)
                                           ------------
                                             78,792,844
                                           ------------
ENTERTAINMENT (8.7%)
  490,400  GTECH Holdings                    15,692,800(2)
  770,000  Harrah's Entertainment            15,303,750(2)
  670,000  Players International              3,601,250(2)
  210,000  Promus Hotel                       6,221,250(2)
  500,000  Showboat, Inc.                     8,625,000
                                           ------------
                                             49,444,050
                                           ------------
FINANCIAL SERVICES (16.5%)
  190,000  Bear Stearns                       5,296,250
  347,400  Capital One Financial             12,506,400
  155,000  CITICORP                          15,965,000
  150,000  Finova Group                       9,637,500
  540,000  First USA                         18,697,500
  235,000  MBNA Corp.                         9,752,500
  175,000  Morgan Stanley Group               9,996,875
   45,000  Wells Fargo                       12,138,750
                                           ------------
                                             93,990,775
                                           ------------
INSURANCE (8.0%)
  170,000  ACE Ltd.                          10,221,250
  155,000  EXEL Ltd.                          5,870,625
  335,000  Highlands Insurance                6,783,750(2)
   80,000  Loews Corp.                        7,540,000
  150,000  PennCorp Financial Group           5,400,000
  210,666  Travelers Group                    9,558,970
                                           ------------
                                             45,374,595
                                           ------------
RESTAURANTS (7.6%)
  655,090  Buffets Inc.                       5,977,696(2)
  400,000  Cheesecake Factory                 7,250,000(2)

Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Growth Investments

 Number                                       Market
of Shares                                    Value(1)
---------                                  ------------
  375,000  CKE Restaurants                 $ 13,500,000
  235,000  IHOP Corp.                         5,551,875(2)
  210,000  Lone Star Steakhouse & Saloon      5,617,500(2)
  220,000  Sonic Corp.                        5,610,000(2)
                                           ------------
                                             43,507,071
                                           ------------
SPECIALTY RETAIL (10.5%)
   60,000  Federated Department Stores        2,047,500(2)
1,015,000  General Nutrition                 17,128,125(2)
  250,000  Intimate Brands                    4,250,000
  185,000  Lowe's Cos.                        6,567,500
   50,000  Neiman-Marcus Group                1,275,000(2)
  350,000  Office Depot                       6,212,500(2)
  293,400  Sports & Recreation                2,273,850(2)
  460,000  Staples Inc.                       8,308,750(2)
  245,000  Viking Office Products             6,538,438(2)
  220,000  Wal-Mart Stores                    5,032,500
                                           ------------
                                             59,634,163
                                           ------------
TECHNOLOGY (15.9%)
  270,000  Informix Corp.                     5,501,250(2)
  115,000  Intel Corp.                       15,057,812
  410,000  KLA Instruments                   14,555,000(2)
  190,000  LSI Logic                          5,082,500(2)
  315,000  Micron Technology                  9,174,375
  170,000  Nokia Corp. ADR                    9,796,250
 Number                                       Market
of Shares                                    Value(1)
---------                                  ------------
   60,000  SAP AG (Ordinary Shares)        $  8,168,703
  230,000  Seagate Technology                 9,085,000(2)
  130,000  Teradyne, Inc.                     3,168,750(2)
  145,000  Texas Instruments                  9,243,750
  190,000  Xeikon N.V. ADR                    1,425,000(2)
                                           ------------
                                             90,258,390
                                           ------------
TRANSPORTATION (1.1%)
  250,000  RailTex Inc.                       6,312,500(2)
                                           ------------
           TOTAL COMMON STOCKS
           (COST $484,642,306)              564,595,873
                                           ------------
Principal
 Amount
---------
           SHORT-TERM CORPORATE NOTES
           (0.6%)
$3,370,000 General Electric Capital
           Corp., 5.50%, due 1/2/97
           (COST $3,370,000)                  3,370,000(3)
                                           ------------
           TOTAL INVESTMENTS (99.9%)
           (COST $488,012,306)              567,965,873(4)
           Cash, receivables and other
           assets, less liabilities
           (0.1%)                               672,763
                                           ------------
           TOTAL NET ASSETS (100.0%)       $568,638,636
                                           ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Growth Investments
1)Investment securities of the Series are valued at the last sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method that the trustees of Advisers Managers Trust believe accurately reflects fair value. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2)Non-income producing security.
3)At cost, which approximates market value.
4)At December 31, 1996, the cost of investments for Federal income tax purposes was $488,285,038. Gross unrealized appreciation of investments was $123,433,742 and gross unrealized depreciation of investments was $43,752,907, resulting in net unrealized appreciation of $79,680,835, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Growth Investments

                                                     December 31,
                                                         1996
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $ 567,965,873
      Cash                                                  2,868
      Receivable for securities sold                    2,873,894
      Dividends and interest receivable                   290,751
      Deferred organization costs (Note A)                 64,248
      Prepaid expenses and other assets                    22,473
                                                    --------------
                                                      571,220,107
                                                    --------------
LIABILITIES
      Payable for securities purchased                  2,258,759
      Payable to investment manager (Note B)              260,034
      Accrued expenses                                     62,678
                                                    --------------
                                                        2,581,471
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $ 568,638,636
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $ 488,685,069
      Net unrealized appreciation in value of
       investment securities                           79,953,567
                                                    --------------
NET ASSETS                                          $ 568,638,636
                                                    --------------
*Cost of investments                                $ 488,012,306
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Growth Investments

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1996
                                                    ------------
INVESTMENT INCOME
    Income:
      Dividend income                               $ 3,416,847
      Interest income                                   191,078
      Foreign taxes withheld (Note A)                   (81,192)
                                                    ------------
        Total income                                  3,526,733
                                                    ------------
    Expenses:
      Investment management fee (Note B)              3,011,031
      Custodian fees (Note B)                           161,580
      Legal fees                                         33,137
      Auditing fees                                      28,959
      Trustees' fees and expenses                        25,701
      Amortization of deferred organization and
       initial offering expenses (Note A)                19,332
      Insurance expense                                  13,996
      Accounting fees                                    10,000
      Miscellaneous                                         960
                                                    ------------
        Total expenses                                3,304,696
                                                    ------------
        Net investment income                           222,037
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
     sold                                            51,132,307
    Change in net unrealized appreciation of
     investment securities                           (2,450,589)
                                                    ------------
        Net gain on investments                      48,681,718
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $48,903,755
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Growth Investments

                                                           Period from
                                                           May 1, 1995
                                                          (Commencement
                                                               of
                                                           Operations)
                                           Year Ended          to
                                          December 31,    December 31,
                                              1996            1995
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    222,037    $  1,187,138
    Net realized gain on investments        51,132,307      41,475,204
    Change in net unrealized
     appreciation of investments            (2,450,589)     45,724,249
                                          -----------------------------
    Net increase in net assets resulting
     from operations                        48,903,755      88,386,591
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                              182,852,512     120,000,881
    Reductions                            (263,927,424)    (73,675,647)
                                          -----------------------------
    Net increase (decrease) in net
     assets resulting from transactions
      in investors' beneficial interests   (81,074,912)     46,325,234
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS      (32,171,157)    134,711,825
NET ASSETS:
    Beginning of year                      600,809,793     466,097,968
                                          -----------------------------
    End of year                           $568,638,636    $600,809,793
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Growth Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: AMT Growth Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. After the close of business on April 28, 1995, each series of Neuberger&Berman Advisers Management Trust invested all of its net investable assets (cash, securities, and receivables relating to securities) in a corresponding series of Managers Trust, receiving a beneficial interest in that series.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1996, the unamortized balance of such expenses amounted to $64,248.
7) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
8) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("Management") as its investment manager under a Management Agreement dated as of May 1, 1995. For such investment management services, the Series pays

Advisers Managers Trust                                        December 31, 1996
--------------------------------------------------------------------------------
          AMT Growth Investments
Management a fee at the annual rate of .55% of the first $250 million of the Series' average daily net assets, .525% of the next $250 million, .50% of the next $250 million, .475% of the next $250 million, .45% of the next $500 million, and .425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations, is less than .01% of the Series' average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended December 31, 1996, there were purchase and sale transactions (excluding short-term securities) of $316,943,034 and $333,470,144, respectively.
   During the year ended December 31, 1996, brokerage commissions on securities transactions amounted to $761,814, of which Neuberger received $483,502, and other brokers received $278,312.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Growth Investments

                                                          Period
                                                           from
                                                          May 1,
                                                           1995
                                                         (Commencement
                                                            of
                                              Year       Operations)
                                             Ended       to
                                            December     December
                                              31,          31,
                                              1996         1995
                                            ---------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                    .59%         .59%(1)
                                            ---------------------
    Net Investment Income                       .04%         .31%(1)
                                            ---------------------
Portfolio Turnover Rate                          57%          35%
                                            ---------------------
Average Commission Rate Paid                $0.0582      $0.0412
                                            ---------------------
Net Assets, End of Year (in millions)        $568.6       $600.8
                                            ---------------------

1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Growth Investments

   We have audited the accompanying Statement of Assets and Liabilities, including the Schedule of Investments, of AMT Growth Investments, one of the series comprising Advisers Managers Trust (the "Trust"), as of December 31, 1996, and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets, and the Financial Highlights for the year then ended and for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Growth Investments of Advisers Managers Trust at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for the year then ended and for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 27, 1997